NATURE OF BUSINESS	3 Months Ended
Mar. 31, 2020
NATURE OF BUSINESS
NOTE 1 - NATURE OF BUSINESS

Organization

WeTrade Group Inc. was incorporated in the State of Wyoming on March 28, 2019.

WeTrade Group Inc. is in the business of providing technical services and solutions via its membership-based social e-commerce platform and the Group is target to provided technical and auto-billing management services for 100 million micro-business online stores in China.

In January 2020, WeTrade have appointed 3rd party software company to develop an auto-billing management system (“Wepay System”) at the cost of RMB 400,000 in order to provide online payment services for its online store customers in PRC.

The main functions of Wepay System is an online payment services, CPS profit management services, multi-channels App and data analysis, which is developed to provide payment and auto-billing services for online store customers from retail, tourism industry, hospitality and beauty industry.

WeTrade Group INC had successful conducted its business operations in mainland China and trial operation in Hong Kong, Philippines and Singapore. WeTrade has also formed the long-term technical cooperation with Yuetao App, Daren App, Yuebei App, Jingdong App, Yuedian App and Lvyue App.

On March 1, 2020 WeTrade Group Inc.’s wholly owned subsidiary, known as Yue Shang Information Technology (Beijing) Co Limited, has entered into a Technical Entrust (Agency) Agreement with a related company owned by Company’s director, known as Global Joy Trip Technology (Beijing) Co Limited.

According to the Agreement, the Group will provide auto-billing management services and technical support to Global Joy Trip Technology (Beijing) Co Limited (“Global Joy”) in its e-commerce platform, including, but not limited to: system background construction, foreground APP, basic application training, etc.

Accordingly, the Group shall receive 2% of the total Gross Merchandise Volume (“GMV”) generated in Global Joy e-commerce platform as service fee.

The Board believes that the Technical Entrust Agreement will provide the Group with the opportunity to leverage on its extensive experience in China social e-commerce business. The Board also believes that it could expand the Group’s business scope, broaden income sources and enhance its financial performance, as well as in the interests of the Company and its shareholders.

The following diagram sets forth the structure of the Company as of the date of this Current Report: